Premises and Equipment	12 Months Ended
Dec. 31, 2022
Premises and Equipment [Abstract]
Premises and Equipment
Note D - Premises and Equipment
Following is a summary of premises and equipment at December 31:
	2022	2021
Land	$2,486	$2,570
Buildings	22,526	22,360
Leasehold improvements	1,509	1,402
Furniture and equipment	10,410	9,528
	36,931	35,860
Less accumulated depreciation	16,495	15,130
Total premises and equipment	$20,436	$20,730

Following is a summary of premises and equipment held for sale at December 31:

	2022	2021
Land	$84	$105
Buildings	594	387
	678	492
Less accumulated depreciation	85	54
Total premises and equipment held for sale	$593	$438